Significant Events - Summary of Financial Impacts of Samarco Dam Failure (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	$ (36,750)	$ (31,873)	$ (32,371)
Profit/(loss) from equity accounted investments, related impairments and expenses:
Fair value change on forward exchange derivatives	(84)	(135)	29
(Loss)/profit from operations	(6,094)	112	(330)
Net finance costs	(1,489)	(1,531)	(969)
Loss before taxation	(6,600)	(340)	(620)
Income tax (expense)/benefit	(6,447)	(7,077)	(10,737)
Loss after taxation	(5,763)	(606)	(1,074)
Balance sheet movement
Trade and other payables	27	1,086	(727)
Cash flow statement
Loss before taxation	(6,600)	(340)	(620)
Adjustments for:
Fair value change on forward exchange derivatives	84	135	(29)
Proceeds of cash management related instruments	361	331	378
Net finance costs	1,489	1,531	969
Changes in assets and liabilities:
Trade and other payables	(27)	(1,086)	727
Net operating cash flows	20,665	18,701	32,174
Net investing cash flows	(8,762)	(13,065)	(6,959)
Samarco dam failure [member]
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(139)	(103)	(66)
Profit/(loss) from equity accounted investments, related impairments and expenses:
Samarco dam failure provision	(2,833)	(256)	(595)
Fair value change on forward exchange derivatives	(199)	471	(81)
(Loss)/profit from operations	(3,171)	112	(742)
Net finance costs	(506)	(452)	(290)
Loss before taxation	(3,677)	(340)	(1,032)
Income tax (expense)/benefit	(85)	17	(31)
Loss after taxation	(3,762)	(323)	(1,063)
Balance sheet movement
Other financial assets	(280)	337	(160)
Trade and other payables	(4)	(6)	(1)
Tax liabilities	(85)	17	(31)
Provisions	(2,824)	(260)	(629)
Net (increase)/decrease in liabilities	(3,193)	88	(821)
Cash flow statement
Loss before taxation	(3,677)	(340)	(1,032)
Adjustments for:
Samarco dam failure provision	2,833	256	595
Fair value change on forward exchange derivatives	199	(471)	81
Proceeds of cash management related instruments	218	134	79
Net finance costs	506	452	290
Changes in assets and liabilities:
Trade and other payables	4	6	1
Net operating cash flows	83	37	14
Net investment and funding of equity accounted investments	(640)	(448)	(256)
Net investing cash flows	(640)	(448)	(256)
Net decrease in cash and cash equivalents	$ (557)	$ (411)	$ (242)